Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt
Schedule of debt

As of December 31,2020 and December 31, 2019, Group’s debt consisted of the following:

				As of	As of
	Credit limit			December 31,	December 31,
	(RUB)	Interest rate	Maturity	2019	2020
Current interest-bearing debt
Bank’ revolving credit facility	460	Up to 10%*	December 31, 2021	—	—
Non-current interest-bearing debt
Bank’ revolving credit facility	1,000	8.5%**	October 7, 2021**	765	604
Bank’ revolving credit facility	1,000	8.5%**	December 22, 2021**	780	945
Bonds issued	5,000	8.4%	October 10, 2023	—	5,014
Total debt				1,545	6,563
Including short-term portion				—	1,640

*  the agreement stipulated the right of a lender to increase the interest rate in case the covenants are violated.

** the agreement stipulated the right of a lender to increase the interest rate and demand of early repayment in case the covenants are violated. The Covenants are violated as of December 31, 2020.